Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.28%
Argentina–0.30%
Maternidad Swiss Medical Argentina(a)(b)	1,029,617,880	$33,167,081
Brazil–0.65%
StoneCo Ltd., Class A(a)	1,618,900	70,325,016
China–2.13%
JD.com, Inc., ADR(a)	6,161,480	232,226,181
France–11.79%
Airbus SE	3,129,088	461,652,618
Kering S.A.	458,595	281,681,059
LVMH Moet Hennessy Louis Vuitton SE	1,040,130	454,445,137
Societe Generale S.A.	2,733,850	88,431,187
		1,286,210,001
Germany–5.64%
Allianz SE	794,433	190,436,826
Bayer AG	1,136,985	91,809,983
Bayerische Motoren Werke AG, Preference Shares	334,287	18,688,010
SAP SE	2,404,878	314,709,329
		615,644,148
India–4.99%
DLF Ltd.	90,639,388	329,946,911
ICICI Bank Ltd., ADR	14,707,493	214,435,248
		544,382,159
Italy–0.26%
Brunello Cucinelli S.p.A.	773,116	28,031,917
Japan–14.03%
Capcom Co Ltd.	2,856,600	81,233,474
FANUC Corp.	598,400	108,867,339
Keyence Corp.	656,012	222,424,559
MINEBEA MITSUMI, Inc.	2,393,800	46,573,278
Murata Manufacturing Co. Ltd.	4,330,212	247,394,644
Nidec Corp.	1,909,716	241,755,391
Nintendo Co. Ltd.	286,700	106,189,552
Omron Corp.	2,246,400	128,808,366
Takeda Pharmaceutical Co. Ltd.	2,622,189	100,635,761
TDK Corp.	2,336,500	247,679,145
		1,531,561,509
Netherlands–0.54%
uniQure N.V.(a)	1,031,898	59,396,049
Spain–1.71%
Industria de Diseno Textil S.A.	5,553,831	186,888,307
Sweden–2.41%
Assa Abloy AB, Class B	6,401,588	152,330,507
Atlas Copco AB, Class A	3,113,700	110,483,201
		262,813,708
Switzerland–1.19%
Credit Suisse Group AG(a)	10,296,293	130,093,309
Shares		Value
United Kingdom–2.86%
Farfetch Ltd., Class A(a)	3,126,870	$38,147,814
Prudential PLC	8,545,950	152,097,381
Unilever PLC	2,043,231	122,036,894
		312,282,089
United States–50.78%
3M Co.	186,183	29,539,795
Adobe, Inc.(a)	1,225,614	430,362,100
Agilent Technologies, Inc.	1,856,680	153,287,501
Alphabet, Inc., Class A(a)	615,013	881,178,326
Amazon.com, Inc.(a)	53,288	107,040,671
Anthem, Inc.	755,281	200,360,944
Avantor, Inc.(a)	5,246,110	96,895,652
Blueprint Medicines Corp.(a)	808,723	51,313,474
Centene Corp.(a)	1,696,120	106,533,297
Citigroup, Inc.	3,735,980	277,994,272
Colgate-Palmolive Co.	2,006,271	148,022,674
Electronic Arts, Inc.(a)	789,437	85,196,041
Equifax, Inc.	1,047,869	157,075,563
Facebook, Inc., Class A(a)	1,913,830	386,421,415
Fidelity National Information Services, Inc.	669,206	96,138,134
GlycoMimetics, Inc.(a)(c)	2,558,590	10,950,765
Goldman Sachs Group, Inc. (The)	140,088	33,305,922
Incyte Corp.(a)	933,760	68,229,843
International Game Technology PLC	3,403,000	45,906,470
Intuit, Inc.	1,384,920	388,303,870
Ionis Pharmaceuticals, Inc.(a)	1,240,416	72,341,061
IQVIA Holdings, Inc.(a)	105,869	16,436,162
MacroGenics, Inc.(a)	2,401,800	22,216,650
Maxim Integrated Products, Inc.	4,220,473	253,734,837
Microsoft Corp.	571,949	97,362,878
PayPal Holdings, Inc.(a)	1,993,212	227,006,915
Phathom Pharmaceuticals, Inc.(a)	1,123,410	37,488,192
S&P Global, Inc.	1,519,633	446,361,801
Sage Therapeutics, Inc.(a)	696,758	46,181,120
Sarepta Therapeutics, Inc.(a)	523,480	60,702,741
United Parcel Service, Inc., Class B	1,263,180	130,764,394
Veracyte, Inc.(a)	1,307,840	34,330,800
Visa, Inc., Class A	82,732	16,461,186
Walt Disney Co. (The)	1,447,460	200,198,193
Zimmer Biomet Holdings, Inc.	852,879	126,140,804
		5,541,784,463
Total Common Stocks & Other Equity Interests (Cost $4,989,667,318)		10,834,805,937
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	1,201,398

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Fund

Shares		Value
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	73,914,606	$73,914,606
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $5,063,581,924)		10,909,921,941
OTHER ASSETS LESS LIABILITIES–0.03%		3,331,656
NET ASSETS–100.00%		$10,913,253,597
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
GlycoMimetics, Inc.	$13,509,355	$-	$-	$(2,558,590)	$-	$10,950,765	$-

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$33,167,081	$33,167,081
Brazil	70,325,016	—	—	70,325,016
China	232,226,181	—	—	232,226,181
France	—	1,286,210,001	—	1,286,210,001
Germany	—	615,644,148	—	615,644,148
India	215,636,646	329,946,911	—	545,583,557
Italy	—	28,031,917	—	28,031,917
Japan	—	1,531,561,509	—	1,531,561,509
Netherlands	59,396,049	—	—	59,396,049
Spain	—	186,888,307	—	186,888,307
Sweden	—	262,813,708	—	262,813,708
Switzerland	—	130,093,309	—	130,093,309
United Kingdom	38,147,814	274,134,275	—	312,282,089
United States	5,541,784,463	—	—	5,541,784,463
Money Market Funds	73,914,606	—	—	73,914,606
Total Investments	$6,231,430,775	$4,645,324,085	$33,167,081	$10,909,921,941
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Global Fund